Note 6 - Capital and Operating Lease Obligations (Details) - Future Required Payments under Lease Agreements - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Note 6 - Capital and Operating Lease Obligations (Details) - Future Required Payments under Lease Agreements [Line Items]
2015 (remaining 3 months)	$ 307
2016	1,178
2017	1,053
2018	927
2019	858
Thereafter	3,728
Total minimum lease payments	8,051
Less current obligation under capital lease	130	$ 117
Long-term obligation under capital lease	1,666	$ 1,764
Equipment [Member]
Note 6 - Capital and Operating Lease Obligations (Details) - Future Required Payments under Lease Agreements [Line Items]
2015 (remaining 3 months)	74
2016	299
2017	287
2018	276
2019	273
Thereafter	2,898
Total minimum lease payments	4,107
Less amount representing interest	(2,311)
Present value of net minimum obligations	1,796
Less current obligation under capital lease	130
Long-term obligation under capital lease	1,666
Building [Member]
Note 6 - Capital and Operating Lease Obligations (Details) - Future Required Payments under Lease Agreements [Line Items]
2015 (remaining 3 months)	233
2016	879
2017	766
2018	651
2019	585
Thereafter	830
Total minimum lease payments	$ 3,944